MASSMUTUAL SELECT FUNDS
MassMutual Select BlackRock Global Allocation Fund
(the “Fund”)
Supplement dated May 9, 2019 to the
Prospectus dated February 1, 2019 and the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The information related to Kent Hogshire for the Fund found under the heading Portfolio Managers in the section titled Management (page 23 of the Prospectus) is hereby removed.
The following information replaces similar information for the Fund found under the heading Portfolio Managers in the section titled Management (page 23 of the Prospectus):
Dan Chamby, CFA is a Managing Director at BlackRock. He has managed the Fund since its inception (December 2009). Mr. Chamby is expected to retire in March 2020.
The following information supplements the information for the Fund found under the heading Portfolio Managers in the section titled Management (page 23 of the Prospectus):
Rick Rieder is a Managing Director at BlackRock. He has managed the Fund since April 2019.
The information related to Kent Hogshire of BlackRock Investment Management, LLC (“BlackRock”) found on page 131 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby removed.
The following information replaces similar information for BlackRock related to the Fund found on page 131 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Dan Chamby, CFA
is jointly responsible for the day-to-day management of the Select BlackRock Global Allocation Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund. Mr. Chamby has been a Managing Director of BlackRock, Inc. since 2007. He was a Director of BlackRock, Inc. in 2006 and previously was an Associate Portfolio Manager of MLIM from 2003 to 2006. Mr. Chamby is expected to retire in March 2020.
The following information supplements the information for BlackRock related to the Fund found on page 131 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Rick Rieder
is jointly responsible for the day-to-day management of the Select BlackRock Global Allocation Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund. Mr. Rieder has been a Managing Director of BlackRock, Inc. since 2009.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-19-03
BRG-19-01

MASSMUTUAL SELECT FUNDS
MassMutual Select Total Return Bond Fund
MassMutual Select Strategic Bond Fund
MassMutual Select BlackRock Global Allocation Fund
MassMutual Select Diversified Value Fund
MassMutual Select Fundamental Value Fund
MM S&P 500® Index Fund
MassMutual Select Equity Opportunities Fund
MassMutual Select Fundamental Growth Fund
MassMutual Select Blue Chip Growth Fund
MassMutual Select Growth Opportunities Fund
MassMutual Select Mid-Cap Value Fund
MassMutual Select Small Cap Value Equity Fund
MassMutual Select Small Company Value Fund
MM S&P® Mid Cap Index Fund
MM Russell 2000® Small Cap Index Fund
MassMutual Select Mid Cap Growth Fund
MassMutual Select Small Cap Growth Equity Fund
MM MSCI EAFE® International Index Fund
MassMutual Select Overseas Fund
MassMutual Select T. Rowe Price International Equity Fund
(the “Funds”)
Supplement dated May 9, 2019 to the
Statement of Additional Information dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
The following information replaces similar information on page B-51 in the section titled Investment Restrictions of the Funds under the heading Non-Fundamental Investment Restrictions of the Funds:
(4) to the extent that shares of the Fund are purchased or otherwise acquired by other series of the Trust, acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.
The following biographies beginning on page B-54 under the section titled Management of the Trust are deleted and replaced by the following:
Robert E. Joyal3 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 74 Trustee since 2003 Trustee of 111 portfolios in fund complex1	Trustee of the Trust
Retired; Director (since 2018), Jefferies Financial Group Inc. (holding company); Director (2013-2018), Leucadia National Corporation (holding company); Director (2012-2017), Ormat Technology, Inc. (provider of alternative energy technology); Director (2006-2014), Jefferies Group LLC (investment bank); Trustee (since 2003), Barings Corporate Investors (closed-end investment company); Trustee (since 2003), Barings Participation Investors (closed-end investment company); Trustee (since 2003), MML Series Investment Fund (open-end investment company); Trustee (since 2012), MML Series Investment Fund II (open-end investment company); Trustee (since 2012), MassMutual Premier Funds (open-end investment company).

1
Barings Participation Investors and Barings Corporate Investors are deemed to be a part of the Fund Complex, because they are managed by Barings LLC, an affiliate of MML Advisers.

3
Mr. Joyal is an Interested Person through his position as a director of Jefferies Financial Group Inc., which controls Jefferies Group LLC, a broker-dealer that may execute portfolio transactions and/or engage in principal transactions with the Funds, other investment companies advised by MML Advisers or holding themselves out to investors as related companies for purposes of investment or investor services, or any other advisory accounts over which MML Advisers has brokerage placement discretion.

Andrew M. Goldberg 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 52 Officer since 2001 Officer of 109 portfolios in fund complex	Vice President, Secretary, and Chief Legal Officer of the Trust
Lead Counsel, Investment Adviser & Mutual Funds (since 2018), Assistant Vice President and Counsel (2004-2018), MassMutual; Secretary (since 2015), Assistant Secretary (2013-2015), MML Advisers; Vice President, Secretary (formerly known as “Clerk”), and Chief Legal Officer (since 2008), Assistant Clerk (2004-2008), MassMutual Premier Funds (open-end investment company); Vice President, Secretary, and Chief Legal Officer (since 2008), Assistant Secretary (2001-2008), MML Series Investment Fund (open-end investment company); Vice President, Secretary (formerly known as “Clerk”), and Chief Legal Officer (since 2008), Assistant Clerk (2005-2008), MML Series Investment Fund II (open-end investment company).
Renee Hitchcock 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 48 Officer since 2007 Officer of 109 portfolios in fund complex	Chief Financial Officer and Treasurer of the Trust
Head of Mutual Fund Administration (since 2018), Assistant Vice President (2015-2018), Director (2007-2015), MassMutual; Chief Financial Officer and Treasurer (since 2016), Assistant Treasurer (2007-2016), MassMutual Premier Funds (open-end investment company); Chief Financial Officer and Treasurer (since 2016), Assistant Treasurer (2007-2016), MML Series Investment Fund (open-end investment company); Chief Financial Officer and Treasurer (since 2016), Assistant Treasurer (2007-2016), MML Series Investment Fund II (open-end investment company).
Jill Nareau Robert 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 46 Officer since 2008 Officer of 109 portfolios in fund complex	Vice President and Assistant Secretary of the Trust
Lead Counsel, Investment Adviser & Mutual Funds (since 2018), Assistant Vice President and Counsel (2009-2018), MassMutual; Assistant Secretary (since 2015), MML Advisers; Vice President and Assistant Secretary (since 2017), Assistant Secretary (formerly known as “Assistant Clerk”) (2008-2017), MassMutual Premier Funds (open-end investment company); Vice President and Assistant Secretary (since 2017), Assistant Secretary (2008-2017), MML Series Investment Fund (open-end investment company); Vice President and Assistant Secretary (since 2017), Assistant Secretary (formerly known as “Assistant Clerk”) (2008-2017), MML Series Investment Fund II (open-end investment company).
Douglas Steele 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 43 Officer since 2016 Officer of 109 portfolios in fund complex	Vice President of the Trust
Vice President and Head of Investment Management (since 2017), Head of Investment Due Diligence (2016-2017), MML Advisers; Head of Investment Management (since 2017), Assistant Vice President (2013-2017), MassMutual; Vice President (since 2016), MassMutual Premier Funds (open-end investment company); Vice President (since 2016), MML Series Investment Fund (open-end investment company); Vice President (since 2016), MML Series Investment Fund II (open-end investment company).

Philip S. Wellman 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 54 Officer since 2007 Officer of 109 portfolios in fund complex	Vice President and Chief Compliance Officer of the Trust
Vice President and Chief Compliance Officer (since 2013), MML Advisers; Head of Mutual Funds & RIA Compliance (since 2018), Vice President, Associate General Counsel, and Chief Compliance Officer (Mutual Funds) (2014-2018), Vice President, Associate General Counsel, and Chief Compliance Officer (Mutual Funds and Investment Advisory) (2008-2014), MassMutual; Vice President and Chief Compliance Officer (since 2007), MassMutual Premier Funds (open-end investment company); Vice President and Chief Compliance Officer (since 2007), MML Series Investment Fund (open-end investment company); Vice President and Chief Compliance Officer (since 2007), MML Series Investment Fund II (open-end investment company).
Eric H. Wietsma 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 52 Officer since 2006 Officer of 109 portfolios in fund complex	President of the Trust
Vice President (since 2018), Director (since 2013), President (2013-2018), MML Advisers; Head of Workplace Operations (since 2018), Senior Vice President (2010-2018), MassMutual; President (since 2008), Vice President (2006-2008), MassMutual Premier Funds (open-end investment company); Vice President (since 2006), MML Series Investment Fund (open-end investment company); Vice President (since 2006), MML Series Investment Fund II (open-end investment company).
Tina Wilson 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 48 Officer since 2016 Officer of 109 portfolios in fund complex	Vice President of the Trust
President (since 2018), Head of Investments (since 2016), Vice President (2016-2018), MML Advisers; Head of Investment Solutions Innovation, Product Management (since 2018), Senior Vice President (2014-2018), Vice President (2009-2014), MassMutual; Vice President (since 2016), MassMutual Premier Funds (open-end investment company); President (since 2017), Vice President (2016-2017), MML Series Investment Fund (open-end investment company); President (since 2017), Vice President (2016-2017), MML Series Investment Fund II (open-end investment company).
The following information replaces the last sentence of the first full paragraph found on page B-98 under the heading Unaffiliated Subadvisers and sub-heading NTI in the section titled Investment Advisory and Other Service Agreements:
NTI also provides subadvisory services for the MML Equity Index Fund, which is a series of MML Series Investment Fund, a registered, open-end investment company for which MML Advisers serves as investment adviser.
The following information supplements the information for OFI Global found on page B-99 under the heading Affiliated Subadviser in the section titled Investment Advisory and Other Service Agreements:
OFI Global also provides subadvisory services for the MassMutual Premier Main Street Fund, MassMutual Premier Small Cap Opportunities Fund, MassMutual Premier International Equity Fund, and MassMutual Premier Strategic Emerging Markets Fund, each of which are series of MassMutual Premier Funds, as registered, open-end investment company for which MML Advisers serves as investment adviser.

The last sentence of the second paragraph on page B-124 under the heading Fund Distributions in the section titled Taxation is deleted and replaced by the following:
Pursuant to proposed regulations on which a Fund may rely, distributions by a Fund to its shareholders that the Fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Very generally, a “section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by the regulated investment company from REITs, to the extent such dividends are properly reported as such by the regulated investment company in a written notice to its shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying regulated investment company shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.
Subject to future regulatory guidance to the contrary, distributions attributable to qualified publicly traded partnership income from a Fund’s investments in MLPs will ostensibly not qualify for the deduction available to non-corporate taxpayers in respect of such amounts received directly from an MLP.
The following information replaces similar information for Brad Kinkelaar and Lewis Ropp of Barrow, Hanley, Mewhinney & Strauss, LLC found on page B-295 under the heading Other Accounts Managed in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Brad Kinkelaar
Registered investment companies**	3	$875.9 million	1	$29.7 million
Other pooled investment vehicles	1	$232.1 million	0	$0
Other accounts	7	$1,518.4 million	0	$0
Lewis Ropp
Registered investment companies**	3	$1,027.0 million	0	$0
Other pooled investment vehicles	1	$159.7 million	0	$0
Other accounts	38	$4,406.6 million	0	$0

*
The information provided is as of September 30, 2018.

**
Does not include the Fundamental Value Fund.

The following information replaces similar information for BlackRock Investment Management, LLC (“Blackrock”) found on page B-297 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of the MM Select BlackRock Global Allocation Fund are Dan Chamby, Russ Koesterich, David Clayton, and Rick Rieder.
The information related to Kent Hogshire found on page B-297 for BlackRock under the heading Other Accounts Managed in the section titled Appendix C – Additional Portfolio Manager Information is hereby removed.

The following information supplements the information for BlackRock found on page B-297 under the heading Other Accounts Managed in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Rick Rieder
Registered investment companies**	13	$57.83 billion	0	$0
Other pooled investment vehicles	20	$17.56 billion	0	$0
Other accounts	11	$6.44 billion	3	$390.1 million

*
The information provided is as of February 28, 2019.

**
Does not include the MM Select BlackRock Global Allocation Fund.

The following information supplements the information for BlackRock found on page B-297 under the heading Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information:
Ownership of Securities:
As of February 28, 2019, Mr. Rieder did not own any shares of the MM Select BlackRock Global Allocation Fund.
The following information replaces the information for BlackRock found on pages B-297 - B-298 under the heading Conflicts of Interest in the section titled Appendix C — Additional Portfolio Manager Information:
Conflicts of Interest:
BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. It should also be noted that Messrs. Chamby, Clayton, Koesterich, and Rieder may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Chamby, Clayton, Koesterich, and Rieder may therefore be entitled to receive a portion of any incentive fees earned on such accounts.
As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.
The following information supplements the information for BlackRock found on pages B-298 – B-299 under the heading Compensation in the section titled Appendix C — Additional Portfolio Manager Information:
Compensation:
The discussion below describes Mr. Rieder’s compensation as of December 31, 2018.
BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.
Base compensation — Generally, portfolio managers receive base compensation based on their position with the firm.
Discretionary Incentive Compensation
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the funds or other accounts managed by the portfolio manager are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. With respect to the portfolio manager, such benchmarks for the funds and other accounts are: a combination of market-based indices (e.g., Bloomberg Barclays U.S. Aggregate Bond Index), certain customized indices and certain fund industry peer groups.
Distribution of Discretionary Incentive Compensation
Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.
Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc.

stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. Mr. Rieder has deferred BlackRock, Inc. stock awards.
For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.
Other Compensation Benefits
In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:
Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the IRS limit ($275,000 for 2018). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of  $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.
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SAI B3001M-19-02